UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1- 612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

April 30, 2013

Columbia ETF Trust

Columbia Large Cap Growth ETF
(formerly, Columbia Growth Equity Strategy Fund)

Columbia Select Large Cap Growth ETF
(formerly, Columbia Large-Cap Growth Equity Strategy Fund)

Columbia Select Large Cap Value ETF
(formerly, Columbia Concentrated Large Cap Value Strategy Fund)

Columbia Core Bond ETF
(formerly, Columbia Core Bond Strategy Fund)

Columbia Intermediate Municipal Bond ETF
(formerly, Columbia Intermediate Municipal Bond Strategy Fund)

Not FDIC insured • No bank guarantee • May lose value

Columbia ETF Trust

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use. For the latest news, up-to-date fund performance and portfolio information for the funds in the Columbia ETF Trust, please visit us at columbiamanagementetf.com.

Thank you for your continued support of the Columbia ETF Trust. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia ETF Trust

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagementetf.com. The prospectus should be read carefully before investing.

The Columbia ETF Trust is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia ETF Trust

Table of Contents

Columbia Large Cap Growth ETF
Performance Overview	2
Portfolio Overview	3
Columbia Select Large Cap Growth ETF
Performance Overview	4
Portfolio Overview	5
Columbia Select Large Cap Value ETF
Performance Overview	6
Portfolio Overview	7
Columbia Core Bond ETF
Performance Overview	8
Portfolio Overview	9
Columbia Intermediate Municipal Bond ETF
Performance Overview	10
Portfolio Overview	11
Understanding Your Fund's Expenses	12
Frequency Distribution of Premiums and Discounts	13
Portfolio of Investments	15
Statements of Assets and Liabilities	36
Statements of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	40
Notes to Financial Statements	45
Approval of Investment Management Services Agreement	52
Shareholder Meeting Results	55
Important Information About This Report	57

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund Custodian

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

Fund Transfer Agent

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

For more information about any of the funds, please visit columbiamanagementetf.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

Semiannual Report 2013

Columbia ETF Trust

Performance Overview

Columbia Large Cap Growth ETF

(Unaudited)

Performance Summary

>  Columbia Large Cap Growth ETF (the Fund) returned 11.94% at net asset value and 22.10% at market price for the six months ended April 30, 2013.

>  The Fund's primary benchmark, the Russell 1000 Growth Index and the Fund's former primary benchmark, the S&P 500 Index, returned 13.71% and 14.42%, respectively, for the same time frame.

Average Annual Total Returns (%) (for the period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Market Price	10/02/09	22.10	11.76	13.54
Net Asset Value	10/02/09	11.94	11.33	13.66
Russell 1000 Growth Index		13.71	12.60	16.14
S&P 500 Index		14.42	16.89	15.46

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiamanagementetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia ETF Trust

Portfolio Overview

Columbia Large Cap Growth ETF

(Unaudited)

Top 10 Holdings (%) (at April 30, 2013)
Apple, Inc.	3.9
Google, Inc. Class A	3.8
QUALCOMM, Inc.	2.6
Gilead Sciences, Inc.	2.5
Philip Morris International, Inc.	2.3
Halliburton Co.	2.1
Amazon.com, Inc.	2.0
Eaton Corp. PLC	2.0
Abbott Laboratories	2.0
Honeywell International, Inc.	1.9

Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled "Portfolio of Investments." The Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell a security.

Sector Allocation (%) (at April 30, 2013)
Sector
Information Technology	26.2
Consumer Discretionary	18.7
Health Care	15.1
Industrials	12.2
Consumer Staples	10.2
Energy	7.3
Financials	5.0
Materials	2.5
Telecommunication Services	1.5
Short Term Investment	0.9
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0

Percentages indicated are based upon net assets.

The Fund's portfolio composition is subject to change.

Portfolio Management:

John Wilson, CFA

Peter Deininger, CFA

Colin Moore, AIIMR

Fred Copper, CFA

Semiannual Report 2013

Columbia ETF Trust

Performance Overview

Columbia Select Large Cap Growth ETF

(Unaudited)

Performance Summary

>  Columbia Select Large Cap Growth ETF (the Fund) returned 15.25% at net asset value and 25.12% at market price for the six months ended April 30, 2013.

>  The Fund's primary benchmark, the Russell 1000 Growth Index and the Fund's former primary benchmark, the S&P 500 Index, returned 13.71% and 14.42%, respectively, for the same time frame

Average Annual Total Returns (%) (for the period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Market Price	10/02/09	25.12	7.73	11.84
Net Asset Value	10/02/09	15.25	7.24	11.80
Russell 1000 Growth Index		13.71	12.60	16.14
S&P 500 Index		14.42	16.89	15.46

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiamanagementetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia ETF Trust

Portfolio Overview

Columbia Select Large Cap Growth ETF

(Unaudited)

Top 10 Holdings (%) (at April 30, 2013)
FMC Technologies, Inc.	4.0
Michael Kors Holdings Ltd.	4.0
Google, Inc. Class A	3.9
Gilead Sciences, Inc.	3.7
Celgene Corp.	3.7
QUALCOMM, Inc.	3.4
Yum! Brands, Inc.	3.4
Priceline.com, Inc.	3.2
Linkedin Corp. Class A	3.2
Salesforce.com, Inc.	3.1

Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled "Portfolio of Investments." The Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell a security.

Sector Allocation (%) (at April 30, 2013)
Sector
Information Technology	30.3
Health Care	22.8
Consumer Discretionary	21.3
Energy	7.8
Industrials	6.6
Consumer Staples	4.0
Financials	3.6
Materials	2.6
Short Term Investment	1.1
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0

Percentages indicated are based upon net assets.

The Fund's portfolio composition is subject to change.

Portfolio Management:

Thomas Galvin, CFA

Richard Carter

Todd Herget

Colin Moore, AIIMR

Fred Copper, CFA

Semiannual Report 2013

Columbia ETF Trust

Performance Overview

Columbia Select Large Cap Value ETF

(Unaudited)

Performance Summary

>  Columbia Select Large Cap Value ETF (the Fund) returned 17.00% at net asset value and 16.86% at market price for the six months ended April 30, 2013.

>  The Fund's benchmark, the Russell 1000 Value Index, returned 16.31% for the same time frame.

Average Annual Total Returns (%) (for the period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Market Price	05/01/09	16.86	19.06	18.05
Net Asset Value	05/01/09	17.00	19.16	18.03
Russell 1000 Value Index		16.31	21.80	19.05

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiamanagementetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia ETF Trust

Portfolio Overview

Columbia Select Large Cap Value ETF

(Unaudited)

Top 10 Holdings (%) (at April 30, 2013)
Wells Fargo & Co.	4.3
Union Pacific Corp.	3.8
Tyson Foods, Inc. Class A	3.6
Anadarko Petroleum Corp.	3.6
Morgan Stanley	3.5
Valero Energy Corp.	3.4
Bristol-Myers Squibb Co.	3.4
Bank of America Corp.	3.3
Applied Materials, Inc.	3.3
Altria Group, Inc.	3.3

Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled "Portfolio of Investments." The Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell a security.

Sector Allocation (%) (at April 30, 2013)
Sector
Financials	24.9
Energy	17.5
Industrials	13.5
Consumer Staples	12.5
Consumer Discretionary	8.6
Health Care	8.5
Materials	6.8
Information Technology	4.8
Utilities	2.6
Short Term Investment	0.4
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0

Percentages indicated are based upon net assets.

The Fund's portfolio composition is subject to change.

Portfolio Management:

Neil Eigen

Richard Rosen

Semiannual Report 2013

Columbia ETF Trust

Performance Overview

Columbia Core Bond ETF

(Unaudited)

Performance Summary

>  Columbia Core Bond ETF (the Fund) returned 0.85% at net asset value and -1.11% at market price for the six months ended April 30, 2013.

>  The Fund's benchmark, the Barclays U.S. Aggregate Bond Index, returned 0.90% for the same time frame

Average Annual Total Returns (%) (for the period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Market Price	01/29/10	-1.11	4.07	6.00
Net Asset Value	01/29/10	0.85	3.90	5.94
Barclays U.S. Aggregate Bond Index		0.90	3.68	5.57

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiamanagementetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia ETF Trust

Portfolio Overview

Columbia Core Bond ETF

(Unaudited)

Top 10 Holdings (%) (at April 30, 2013)
Federal Home Loan Mortgage Corporation 2.500% 05/27/2016	4.0
Government National Mortgage Association 4.500% 5/15/2043	3.6
U.S. Treasury Note 1.000% 11/30/2019	3.3
Federal National Mortgage Association 4.500% 08/01/2039	2.4
U.S. Treasury Note 0.250% 02/15/2015	2.4
U.S. Treasury Bond 5.250% 11/15/2028	2.4
Federal Home Loan Mortgage Corporation 3.750% 03/27/2019	2.2
Federal National Mortgage Association 2.375% 07/28/2015	2.0
Federal Home Loan Mortgage Corporation 5.000% 02/01/2040	2.0
U.S. Treasury Bond 4.375% 05/15/2041	1.8

Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled "Portfolio of Investments." The Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell a security.

Sector Allocation (%) (at April 30, 2013)
U.S. Government & Agency Obligations	38.6
Corporate Bonds	38.5
U.S. Treasury Obligations	18.5
Money Market Fund	10.9
Asset-Backed Securities — Non-Agency	3.6
Municipal Bonds	2.1
Mortgage-Backed Securities	1.6
Foreign Government Obligations	0.4
Total Investments	114.2
Liabilities in Excess of Other Assets	(14.2)
Net Assets	100.0

Percentages indicated are based upon net assets.

The Fund's portfolio composition is subject to change.

Portfolio Management:

Orhan Imer, PhD, CFA

Semiannual Report 2013

Columbia ETF Trust

Performance Overview

Columbia Intermediate Municipal Bond ETF

(Unaudited)

Performance Summary

>  Columbia Intermediate Municipal Bond ETF (the Fund) returned 1.37% at net asset value and 0.98% at market price for the six months ended April 30, 2013.

>  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 1.61% for the same time frame.

Average Annual Total Returns (%) (for the period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Market Price	01/29/10	0.98	-6.05	5.71
Net Asset Value	01/29/10	1.37	4.10	5.84
Barclays 3-15 Year Blend Municipal Bond Index		1.61	4.35	5.71

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiamanagementetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia ETF Trust

Portfolio Overview

Columbia Intermediate Municipal Bond ETF

(Unaudited)

Top 10 States (%) (at April 30, 2013)
California	12.3
New York	8.2
Texas	7.8
New Jersey	7.3
Washington	6.8
Florida	6.6
Maryland	5.0
Illinois	4.3
Alaska	4.2
Arizona	3.1

Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled "Portfolio of Investments." The Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell a security.

Quality Ratings (%) (at April 30, 2013 )
AAA rating	9.5
AA rating	38.6
A rating	44.7
BBB rating	7.1
Not rated	0.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

The Fund's portfolio composition is subject to change.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change, The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and are not statements of fact.

For more information on the rating methodology of each agency, please go to: www.moody's.com, www.fitchratings.com or www.standardandpoors.com/home/en/us.

Portfolio Management:

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2013

Columbia ETF Trust

Understanding Your Fund's Expenses

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2013.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period 11/1/2012 to 04/30/2013" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/2012 ($)		Ending Account Value 4/30/2013 ($)		Expenses Paid For the Period 11/01/2012 to 4/30/2013† ($)		Annualized Expenses Ratios for the Period 11/01/2012 to 4/30/2013* (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Large Cap Growth ETF	1,000.00	1,000.00	1,119.40	1,020.83	4.20	4.01	0.80
Columbia Select Large Cap Growth ETF	1,000.00	1,000.00	1,152.50	1,020.78	4.32	4.06	0.81
Columbia Select Large Cap Value ETF	1,000.00	1,000.00	1,170.00	1,020.73	4.41	4.11	0.82
Columbia Core Bond ETF	1,000.00	1,000.00	1,008.50	1,022.32	2.49	2.51	0.50
Columbia Intermediate Municipal Bond ETF	1,000.00	1,000.00	1,013.70	1,022.36	2.45	2.46	0.49

†Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

*Expense ratios reflect expense caps through the period ended April 30, 2013. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one year data in the Financial Highlights due to changes in the expense caps.

Had the Investment Manager not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

Semiannual Report 2013

Columbia ETF Trust

Frequency Distribution of Premiums and Discounts

(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through April 30, 2013.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	Market Price Above or Equal to NAV		Market Price Below NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Columbia Large Cap Growth ETF
October 2, 2009 - April 30, 2013
0 - 49.9	252	28.03%	306	34.04%
50 - 99.9	27	3.00%	136	15.13%
100 - 199.9	2	0.22%	156	17.35%
> 200	7	0.78%	13	1.45%
Total	288	32.03%	611	67.97%
	Market Price Above or Equal to NAV		Market Price Below NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Columbia Select Large Cap Growth ETF
October 2, 2009 - April 30, 2013
0 - 49.9	367	40.82%	206	22.91%
50 - 99.9	19	2.11%	127	14.13%
100 - 199.9	5	0.56%	142	15.80%
> 200	3	0.33%	30	3.34%
Total	394	43.82%	505	56.18%

Semiannual Report 2013

Columbia ETF Trust

Frequency Distribution of Premiums and Discounts (continued)

(Unaudited)

	Market Price Above or Equal to NAV		Market Price Below NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Columbia Select Large Cap Value ETF
May 1, 2009 - April 30, 2013
0 - 49.9	630	62.68%	361	35.92%
50 - 99.9	3	0.30%	2	0.20%
100 - 199.9	1	0.10%	3	0.30%
> 200	2	0.20%	3	0.30%
Total	636	63.28%	369	36.72%
	Market Price Above or Equal to NAV		Market Price Below NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Columbia Core Bond ETF
January 29, 2010 - April 30, 2013
0 - 49.9	245	29.95%	234	28.61%
50 - 99.9	123	15.04%	108	13.20%
100 - 199.9	65	7.95%	4	0.49%
> 200	38	4.64%	1	0.12%
Total	471	57.58%	347	42.42%
	Market Price Above or Equal to NAV		Market Price Below NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Columbia Intermediate Municipal Bond ETF
January 29, 2010 - April 30, 2013
0 - 49.9	183	22.37%	432	52.81%
50 - 99.9	10	1.22%	18	2.20%
100 - 199.9	4	0.49%	111	13.57%
> 200	44	5.38%	16	1.96%
Total	241	29.46%	577	70.54%

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments

Columbia Large Cap Growth ETF

April 30, 2013 (Unaudited)

Common Stocks 98.7%

Issuer	Shares	Value ($)
Consumer Discretionary 18.7%
Distributors 1.0%
LKQ Corp.*	740	17,819
Hotels, Restaurants & Leisure 4.2%
Las Vegas Sands Corp.	557	31,331
McDonald's Corp.	120	12,257
Starbucks Corp.	341	20,747
Starwood Hotels & Resorts Worldwide, Inc.	104	6,710
Total Hotels, Restaurants & Leisure		71,045
Internet & Catalog Retail 3.9%
Amazon.com, Inc.*	132	33,503
Expedia, Inc.	150	8,376
Netflix, Inc.*	29	6,266
Priceline.com, Inc.*	25	17,400
Total Internet & Catalog Retail		65,545
Media 3.9%
Comcast Corp. Class A	133	5,493
Discovery Communications, Inc. Class A*	101	7,961
DISH Network Corp. Class A	426	16,695
News Corp. Class A	325	10,065
Walt Disney Co. (The)	404	25,387
Total Media		65,601
Multiline Retail 0.5%
Target Corp.	116	8,185
Specialty Retail 4.0%
Gap, Inc. (The)	400	15,196
Home Depot, Inc. (The)	191	14,010
Lowe's Cos., Inc.	455	17,481
O'Reilly Automotive, Inc.*	118	12,664
Urban Outfitters, Inc.*	215	8,909
Total Specialty Retail		68,260
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc. Class B	310	19,716
Total Consumer Discretionary		316,171
Consumer Staples 10.2%
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	232	25,156
CVS Caremark Corp.	400	23,272
Total Food & Staples Retailing		48,428

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products 2.4%
Hershey Co. (The)	240	21,398
Kraft Foods Group, Inc.	376	19,360
Total Food Products		40,758
Household Products 1.7%
Procter & Gamble Co. (The)	373	28,635
Personal Products 0.9%
Estee Lauder Cos., Inc. (The) Class A	230	15,951
Tobacco 2.3%
Philip Morris International, Inc.	408	39,001
Total Consumer Staples		172,773
Energy 7.3%
Energy Equipment & Services 4.4%
Cameron International Corp.*	278	17,111
Ensco PLC Class A	253	14,593
Halliburton Co.	817	34,943
Schlumberger Ltd.	92	6,847
Total Energy Equipment & Services		73,494
Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	230	19,495
EQT Corp.	98	7,362
Exxon Mobil Corp.	108	9,611
Pioneer Natural Resources Co.	107	13,079
Total Oil, Gas & Consumable Fuels		49,547
Total Energy		123,041
Financials 5.0%
Capital Markets 1.9%
BlackRock, Inc.	93	24,785
Charles Schwab Corp. (The)	409	6,937
Total Capital Markets		31,722
Commercial Banks 1.4%
Fifth Third Bancorp	677	11,529
Wells Fargo & Co.	300	11,394
Total Commercial Banks		22,923
Diversified Financial Services 1.0%
Citigroup, Inc.	370	17,264
Real Estate Investment Trusts 0.7%
Kilroy Realty Corp.	220	12,450
Total Financials		84,359

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Large Cap Growth ETF

April 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 15.1%
Biotechnology 6.0%
Amgen, Inc.	119	12,401
Celgene Corp.*	167	19,718
Gilead Sciences, Inc.*	840	42,538
Onyx Pharmaceuticals, Inc.*	118	11,186
Vertex Pharmaceuticals, Inc.*	202	15,518
Total Biotechnology		101,361
Health Care Equipment & Supplies 5.0%
Abbott Laboratories	896	33,080
Edwards Lifesciences Corp.*	114	7,272
Hologic, Inc.*	650	13,241
Medtronic, Inc.	225	10,503
Zimmer Holdings, Inc.	263	20,106
Total Health Care Equipment & Supplies		84,202
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	215	17,346
Pharmaceuticals 3.1%
AbbVie, Inc.	203	9,348
Allergan, Inc.	237	26,911
Johnson & Johnson	200	17,046
Total Pharmaceuticals		53,305
Total Health Care		256,214
Industrials 12.2%
Aerospace & Defense 2.9%
Honeywell International, Inc.	438	32,210
Precision Castparts Corp.	90	17,216
Total Aerospace & Defense		49,426
Air Freight & Logistics 1.2%
FedEx Corp.	217	20,400
Commercial Services & Supplies 1.8%
ADT Corp. (The)*	208	9,077
Tyco International Ltd.	636	20,428
Total Commercial Services & Supplies		29,505
Electrical Equipment 3.1%
Eaton Corp. PLC	539	33,100
Rockwell Automation, Inc.	234	19,839
Total Electrical Equipment		52,939

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 1.8%
Caterpillar, Inc.	77	6,520
Pall Corp.	348	23,215
Total Machinery		29,735
Road & Rail 1.4%
J.B. Hunt Transport Services, Inc.	239	16,986
Kansas City Southern	67	7,308
Total Road & Rail		24,294
Total Industrials		206,299
Information Technology 26.2%
Communications Equipment 3.5%
Cisco Systems, Inc.	306	6,401
F5 Networks, Inc.*	116	8,866
QUALCOMM, Inc.	706	43,504
Total Communications Equipment		58,771
Computers & Peripherals 6.1%
Apple, Inc.	149	65,970
EMC Corp.*	889	19,940
NCR Corp.*	623	16,989
Total Computers & Peripherals		102,899
Internet Software & Services 8.6%
Akamai Technologies, Inc.*	274	12,031
eBay, Inc.*	523	27,400
Facebook, Inc. Class A*	689	19,127
Google, Inc. Class A*	79	65,141
Linkedin Corp. Class A*	110	21,130
Total Internet Software & Services		144,829
IT Services 2.5%
Accenture PLC Class A	215	17,510
Alliance Data Systems Corp.*	61	10,478
International Business Machines Corp.	75	15,190
Total IT Services		43,178
Semiconductors & Semiconductor Equipment 2.2%
KLA-Tencor Corp.	360	19,530
NXP Semiconductors NV*	316	8,706
Xilinx, Inc.	250	9,477
Total Semiconductors & Semiconductor Equipment		37,713

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Large Cap Growth ETF

April 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 3.3%
Citrix Systems, Inc.*	199	12,372
Microsoft Corp.	421	13,935
Oracle Corp.	314	10,293
Salesforce.com, Inc.*	480	19,733
Total Software		56,333
Total Information Technology		443,723
Materials 2.5%
Chemicals 2.5%
LyondellBasell Industries NV Class A	327	19,849
Monsanto Co.	220	23,500
Total Chemicals		43,349
Total Materials		43,349
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	477	25,715
Total Telecommunication Services		25,715
Total Common Stocks (Cost $1,370,564)		1,671,644

Short Term Investment 0.9%

Issuer	Shares	Value ($)
Money Market Fund 0.9%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $15,064)	15,064	15,064
Total Investments 99.6% (Cost $1,385,628)		1,686,708
Other Assets in Excess of Liabilities 0.4%		7,254
Net Assets 100.0%		1,693,962

*  Non-income producing security.

†  Represents average annualized seven-day yield as of April 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Large Cap Growth ETF

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$1,671,644	$—	$—	$1,671,644
Money Market Fund	15,064	—	—	15,064
Total	$1,686,708	$—	$—	$1,686,708

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments

Columbia Select Large Cap Growth ETF

April 30, 2013 (Unaudited)

Common Stocks 99.0%

Issuer	Shares	Value ($)
Consumer Discretionary 21.3%
Hotels, Restaurants & Leisure 7.5%
Las Vegas Sands Corp.	4,541	255,432
McDonald's Corp.	594	60,671
Starwood Hotels & Resorts Worldwide, Inc.	512	33,034
Yum! Brands, Inc.	4,167	283,856
Total Hotels, Restaurants & Leisure		632,993
Internet & Catalog Retail 6.2%
Amazon.com, Inc.*	1,000	253,810
Priceline.com, Inc.*	392	272,828
Total Internet & Catalog Retail		526,638
Specialty Retail 3.6%
Home Depot, Inc. (The)	943	69,169
TJX Cos., Inc.	4,770	232,633
Total Specialty Retail		301,802
Textiles, Apparel & Luxury Goods 4.0%
Michael Kors Holdings Ltd.*	5,856	333,441
Total Consumer Discretionary		1,794,874
Consumer Staples 4.0%
Food & Staples Retailing 0.7%
Costco Wholesale Corp.	508	55,082
Personal Products 2.7%
Estee Lauder Cos., Inc. (The) Class A	3,312	229,687
Tobacco 0.6%
Philip Morris International, Inc.	567	54,199
Total Consumer Staples		338,968
Energy 7.8%
Energy Equipment & Services 4.4%
FMC Technologies, Inc.*	6,277	340,841
Schlumberger Ltd.	454	33,791
Total Energy Equipment & Services		374,632
Oil, Gas & Consumable Fuels 3.4%
EOG Resources, Inc.	1,655	200,520
EQT Corp.	481	36,133
Exxon Mobil Corp.	534	47,520
Total Oil, Gas & Consumable Fuels		284,173
Total Energy		658,805

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 3.6%
Capital Markets 2.9%
Charles Schwab Corp. (The)	2,014	34,157
Franklin Resources, Inc.	1,360	210,338
Total Capital Markets		244,495
Real Estate Investment Trusts 0.7%
Kilroy Realty Corp.	1,084	61,344
Total Financials		305,839
Health Care 22.8%
Biotechnology 14.3%
Alexion Pharmaceuticals, Inc.*	1,479	144,942
Amgen, Inc.	587	61,171
Biogen Idec, Inc.*	1,092	239,072
Celgene Corp.*	2,650	312,885
Gilead Sciences, Inc.*	6,186	313,259
Vertex Pharmaceuticals, Inc.*	1,780	136,740
Total Biotechnology		1,208,069
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	1,458	53,829
Edwards Lifesciences Corp.*	3,235	206,361
Medtronic, Inc.	1,108	51,721
Total Health Care Equipment & Supplies		311,911
Pharmaceuticals 4.8%
AbbVie, Inc.	1,001	46,096
Allergan, Inc.	2,041	231,756
Novo Nordisk A/S(a)	717	126,644
Total Pharmaceuticals		404,496
Total Health Care		1,924,476
Industrials 6.6%
Aerospace & Defense 2.7%
Precision Castparts Corp.	1,199	229,357
Air Freight & Logistics 0.6%
FedEx Corp.	503	47,287
Electrical Equipment 0.4%
Eaton Corp. PLC	478	29,354
Machinery 0.9%
Caterpillar, Inc.	380	32,175
Pall Corp.	710	47,364
Total Machinery		79,539

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Select Large Cap Growth ETF

April 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 2.0%
Fastenal Co.	3,470	170,203
Total Industrials		555,740
Information Technology 30.3%
Communications Equipment 3.8%
Cisco Systems, Inc.	1,510	31,589
QUALCOMM, Inc.	4,650	286,533
Total Communications Equipment		318,122
Computers & Peripherals 3.5%
Apple, Inc.	185	81,909
EMC Corp.*	9,681	217,145
Total Computers & Peripherals		299,054
Internet Software & Services 12.3%
Baidu, Inc.(a)*	2,353	202,005
Facebook, Inc. Class A*	8,680	240,957
Google, Inc. Class A*	396	326,530
Linkedin Corp. Class A*	1,390	267,005
Total Internet Software & Services		1,036,497
IT Services 6.2%
Cognizant Technology Solutions Corp. Class A*	3,142	203,601
International Business Machines Corp.	369	74,737
Visa, Inc. Class A	1,480	249,321
Total IT Services		527,659

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.6%
Xilinx, Inc.	1,234	46,781
Software 3.9%
Microsoft Corp.	2,076	68,716
Salesforce.com, Inc.*	6,420	263,926
Total Software		332,642
Total Information Technology		2,560,755
Materials 2.6%
Chemicals 2.6%
Monsanto Co.	2,030	216,845
Total Materials		216,845
Total Common Stocks (Cost $6,690,859)		8,356,302

Short Term Investment 1.1%

	Shares	Value ($)
Money Market Fund 1.1%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $89,131)	89,131	89,131
Total Investments 100.1% (Cost $6,779,990)		8,445,433
Liabilities in Excess of Other Assets (0.1)%		(8,254)
Net Assets 100.0%		8,437,179

*  Non-income producing security.

(a)  American Depositary Receipts.

†  Represents average annualized seven-day yield as of April 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Select Large Cap Growth ETF

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$8,356,302	$—	$—	$8,356,302
Money Market Fund	89,131	—	—	89,131
Total	$8,445,433	$—	$—	$8,445,433

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments

Columbia Select Large Cap Value ETF

April 30, 2013 (Unaudited)

Common Stocks 99.7%

Issuer	Shares	Value ($)
Consumer Discretionary 8.6%
Multiline Retail 2.7%
Nordstrom, Inc.	1,700	96,203
Specialty Retail 5.9%
Gap, Inc. (The)	2,476	94,063
Lowe's Cos., Inc.	3,000	115,260
Total Specialty Retail		209,323
Total Consumer Discretionary		305,526
Consumer Staples 12.5%
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	800	86,744
Food Products 3.6%
Tyson Foods, Inc. Class A	5,200	128,076
Tobacco 6.4%
Altria Group, Inc.	3,160	115,372
Philip Morris International, Inc.	1,150	109,928
Total Tobacco		225,300
Total Consumer Staples		440,120
Energy 17.5%
Oil, Gas & Consumable Fuels 17.5%
Anadarko Petroleum Corp.	1,500	127,140
Chevron Corp.	414	50,512
ConocoPhillips	1,150	69,518
Marathon Oil Corp.	2,600	84,942
Marathon Petroleum Corp.	800	62,688
Valero Energy Corp.	3,000	120,960
Williams Cos., Inc. (The)	2,700	102,951
Total Oil, Gas & Consumable Fuels		618,711
Total Energy		618,711
Financials 24.9%
Capital Markets 3.6%
Morgan Stanley	5,647	125,081
Commercial Banks 4.3%
Wells Fargo & Co.	4,000	151,920
Diversified Financial Services 9.7%
Bank of America Corp.	9,500	116,945
Citigroup, Inc.	2,400	111,984
JPMorgan Chase & Co.	2,350	115,174
Total Diversified Financial Services		344,103

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 7.3%
MetLife, Inc.	1,959	76,382
Prudential Financial, Inc.	1,360	82,171
Unum Group	3,600	100,404
Total Insurance		258,957
Total Financials		880,061
Health Care 8.5%
Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	1,450	101,311
Health Care Providers & Services 2.3%
Humana, Inc.	1,100	81,521
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	3,000	119,160
Total Health Care		301,992
Industrials 13.5%
Aerospace & Defense 7.7%
General Dynamics Corp.	1,100	81,356
Honeywell International, Inc.	1,350	99,279
United Technologies Corp.	1,000	91,290
Total Aerospace & Defense		271,925
Road & Rail 5.8%
CSX Corp.	3,000	73,770
Union Pacific Corp.	900	133,164
Total Road & Rail		206,934
Total Industrials		478,859
Information Technology 4.8%
Communications Equipment 1.5%
Juniper Networks, Inc.*	3,300	54,615
Semiconductors & Semiconductor Equipment 3.3%
Applied Materials, Inc.	8,000	116,080
Total Information Technology		170,695
Materials 6.8%
Chemicals 4.9%
E.I. du Pont de Nemours & Co.	1,500	81,765
Praxair, Inc.	800	91,440
Total Chemicals		173,205

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Select Large Cap Value ETF

April 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Metals & Mining 1.9%
Freeport-McMoRan Copper & Gold, Inc.	2,200	66,946
Total Materials		240,151
Utilities 2.6%
Independent Power Producers & Energy Traders 2.6%
AES Corp. (The)	6,600	91,476
Total Utilities		91,476
Total Common Stocks (Cost $3,049,170)		3,527,591

Short Term Investment 0.4%

	Shares	Value ($)
Money Market Fund 0.4%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $14,047)	14,047	14,047
Total Investments 100.1% (Cost $3,063,217)		3,541,638
Liabilities in Excess of Other Assets (0.1)%		(3,174)
Net Assets 100.0%		3,538,464

*  Non-income producing security.

†  Represents average annualized seven-day yield as of April 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Select Large Cap Value ETF

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$3,527,591	$—	$—	$3,527,591
Money Market Fund	14,047	—	—	14,047
Total	$3,541,638	$—	$—	$3,541,638

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments

Columbia Core Bond ETF

April 30, 2013 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
U.S. Government & Agency Obligations 38.6%
Federal National Mortgage Association 18.8%
2.375%, 07/28/15	100,000	104,589
3.000%, 05/15/28(a)	50,000	52,805
3.500%, 01/25/24	45,456	47,224
3.500%, 05/15/28(a)	75,000	79,667
3.500%, 05/15/43(a)	75,000	79,910
4.000%, 03/01/26	35,954	38,449
4.000%, 05/15/28(a)	25,000	26,719
4.000%, 06/25/37	5,181	5,281
4.000%, 03/01/41	74,799	80,092
4.000%, 05/15/43(a)	50,000	53,516
4.500%, 02/01/22	17,720	19,305
4.500%, 05/15/27(a)	25,000	26,813
4.500%, 08/01/39	118,578	128,924
4.500%, 03/01/41	66,333	72,115
5.000%, 03/01/24	3,638	3,907
5.000%, 05/15/27(a)	25,000	26,836
5.000%, 10/01/39	45,340	49,179
5.500%, 04/01/38	34,349	37,358
6.000%, 09/01/39	33,895	37,093
6.500%, 09/01/38	26,927	29,960
Total Federal National Mortgage Association		999,742
Government National Mortgage Association 10.0%
1.852%, 07/16/32	2,148	2,150
1.883%, 04/16/32	28,963	29,355
2.169%, 11/16/37	18,660	19,158
2.210%, 11/16/34	30,603	31,100
2.210%, 12/16/35	42,866	43,807
3.500%, 05/15/43(a)	25,000	27,231
4.000%, 05/15/43(a)	75,000	82,102
4.500%, 06/16/34	18,378	18,763
4.500%, 05/15/43(a)	175,000	190,887
4.549%, 06/16/28	17,795	18,045
5.000%, 02/15/40	25,627	28,257
5.500%, 05/15/43(a)	25,000	27,317
6.000%, 12/15/37	10,865	12,286
Total Government National Mortgage Association		530,458
Federal Home Loan Mortgage Corporation 9.8%
2.500%, 05/27/16	200,000	212,581
3.500%, 03/15/24	13,336	13,732
3.500%, 09/15/24	8,394	8,695
3.750%, 03/27/19	100,000	115,499
5.000%, 02/01/40	97,107	104,247
5.500%, 05/01/35	34,708	37,694
6.000%, 10/01/38	20,735	22,588
6.500%, 08/01/38	5,018	5,720
Total Federal Home Loan Mortgage Corporation		520,756
Total U.S. Government & Agency Obligations (Cost $1,989,912)		2,050,956
Issuer	Principal Amount ($)	Value ($)
Corporate Bonds 38.5%
Aerospace & Defense 0.7%
L-3 Communications Corp. 3.950%, 11/15/16	20,000	21,558
Lockheed Martin Corp. 2.125%, 09/15/16	15,000	15,553
Total Aerospace & Defense		37,111
Banking 6.7%
American Express Credit Corp. 1.134%, 06/24/14(b)	25,000	25,175
Bank of America Corp. 1.828%, 07/11/14(b)	10,000	10,139
Bank of America NA 0.560%, 06/15/16(b)	10,000	9,720
BNP Paribas SA 1.179%, 01/10/14(b)	15,000	15,059
Citigroup, Inc. 1.727%, 01/13/14(b)	25,000	25,192
4.500%, 01/14/22	10,000	11,292
6.125%, 11/21/17	40,000	47,567
Fifth Third Bancorp 0.700%, 12/20/16(b)	10,000	9,813
Goldman Sachs Group, Inc. (The) 1.296%, 02/07/14(b)	20,000	20,099
5.250%, 07/27/21	10,000	11,595
6.000%, 06/15/20	30,000	36,144
HSBC Holdings PLC 5.100%, 04/05/21	10,000	11,862
JPMorgan Chase & Co. 5.150%, 10/01/15	25,000	27,183
6.400%, 05/15/38	10,000	13,196
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	40,000	47,069
Morgan Stanley 4.750%, 04/01/14	15,000	15,474
4.750%, 03/22/17	10,000	11,079
Wells Fargo & Co. 1.250%, 02/13/15	10,000	10,120
Total Banking		357,778
Chemicals 1.1%
Dow Chemical Co. 8.550%, 05/15/19	30,000	40,450
Eastman Chemical Co. 5.500%, 11/15/19	15,000	17,669
Total Chemicals		58,119

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Core Bond ETF

April 30, 2013 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Construction Machinery 1.1%
Caterpillar Financial Services Corp. 0.527%, 02/26/16(b)	10,000	10,014
5.450%, 04/15/18	30,000	35,841
John Deere Capital Corp. 0.875%, 04/17/15	10,000	10,075
Total Construction Machinery		55,930
Diversified Manufacturing 0.7%
Eaton Corp. 0.610%, 06/16/14(b)	10,000	10,026
United Technologies Corp. 3.100%, 06/01/22	25,000	26,598
Total Diversified Manufacturing		36,624
Electric 3.0%
Appalachian Power Co. 0.665%, 08/16/13(b)	15,000	15,011
DTE Energy Co. 0.987%, 06/03/13(b)	25,000	25,011
Entergy Corp. 3.625%, 09/15/15	10,000	10,430
Entergy Gulf States Louisiana LLC 3.950%, 10/01/20	10,000	11,029
Exelon Generation Co. LLC 5.200%, 10/01/19	10,000	11,476
MidAmerican Energy Holdings Co. 5.750%, 04/01/18	14,000	16,860
Sierra Pacific Power Co. 6.000%, 05/15/16	15,000	17,290
Southern California Edison Co. 0.730%, 09/15/14(b)	20,000	20,106
Southern Power Co. 4.875%, 07/15/15	30,000	32,660
Total Electric		159,873
Environmental 0.7%
Waste Management, Inc. 4.750%, 06/30/20	30,000	34,409
Food and Beverage 1.4%
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 01/15/20	30,000	36,497
Campbell Soup Co. 3.800%, 08/02/42	2,000	1,849
ConAgra Foods, Inc. 1.900%, 01/25/18	25,000	25,457
PepsiCo, Inc. 0.497%, 02/26/16(b)	10,000	10,031
Total Food and Beverage		73,834
Issuer	Principal Amount ($)	Value ($)
Foreign Agencies 0.5%
Petrobras International Finance Co. 5.875%, 03/01/18	15,000	17,063
Petroleos Mexicanos 5.500%, 06/27/44	10,000	10,950
Total Foreign Agencies		28,013
Gas Pipelines 1.8%
El Paso Corp. 6.500%, 09/15/20	20,000	22,584
El Paso Pipeline Partners Operating Co. LLC 5.000%, 10/01/21	10,000	11,536
Energy Transfer Partners LP 6.500%, 02/01/42	10,000	12,045
NiSource Finance Corp. 5.250%, 02/15/43	10,000	10,782
5.800%, 02/01/42	15,000	17,429
TransCanada Pipelines Ltd. 3.800%, 10/01/20	10,000	11,099
Transcontinental Gas Pipe Line Co. LLC 4.450%, 08/01/42	10,000	10,329
Total Gas Pipelines		95,804
Health Care 1.5%
Bio-Rad Laboratories, Inc. 4.875%, 12/15/20	30,000	31,819
Boston Scientific Corp. 6.250%, 11/15/15	15,000	16,788
McKesson Corp. 3.250%, 03/01/16	30,000	32,044
Total Health Care		80,651
Healthcare Insurance 0.4%
Aetna, Inc. 2.750%, 11/15/22	10,000	9,962
WellPoint, Inc. 3.300%, 01/15/23	10,000	10,314
Total Healthcare Insurance		20,276
Independent Energy 0.9%
Anadarko Petroleum Corp. 6.375%, 09/15/17	20,000	23,939
Encana Corp. 3.900%, 11/15/21	10,000	10,771
Nexen, Inc. 5.875%, 03/10/35	10,000	12,181
Total Independent Energy		46,891
Integrated Energy 0.4%
BP Capital Markets PLC 0.881%, 03/11/14(b)	10,000	10,048

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Core Bond ETF

April 30, 2013 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Shell International Finance BV 3.100%, 06/28/15	10,000	10,561
Total Integrated Energy		20,609
Life Insurance 1.8%
Hartford Financial Services Group, Inc. 5.375%, 03/15/17	25,000	28,658
MetLife, Inc. 6.400%, 12/15/36	40,000	44,660
Prudential Financial, Inc. 4.500%, 11/16/21	15,000	16,955
6.625%, 06/21/40	5,000	6,643
Total Life Insurance		96,916
Media Cable 0.6%
Comcast Corp. 5.150%, 03/01/20	20,000	24,193
DIRECTV Holdings LLC 2.400%, 03/15/17	8,000	8,279
Total Media Cable		32,472
Media Non-Cable 0.3%
Reed Elsevier Capital, Inc. 3.125%, 10/15/22	15,000	14,844
Metals 0.5%
Alcoa, Inc. 6.750%, 07/15/18	5,000	5,695
ArcelorMittal 6.000%, 03/01/21	5,000	5,297
Rio Tinto Finance USA PLC 1.125%, 03/20/15	15,000	15,119
Total Metals		26,111
Non-Captive Consumer 0.2%
Discover Financial Services 6.450%, 06/12/17	10,000	11,769
Non-Captive Diversified 1.2%
General Electric Capital Corp. 2.150%, 01/09/15	10,000	10,257
2.300%, 04/27/17	10,000	10,404
4.375%, 09/16/20	40,000	45,378
Total Non-Captive Diversified		66,039
Oil Field Services 0.1%
Weatherford International Ltd. 6.000%, 03/15/18	5,000	5,716
Other Financial Institutions 0.4%
NYSE Euronext 2.000%, 10/05/17	20,000	20,532
Issuer	Principal Amount ($)	Value ($)
Packaging 0.3%
Ball Corp. 7.125%, 09/01/16	15,000	15,844
Pharmaceuticals 1.1%
Johnson & Johnson 0.380%, 05/15/14(b)	25,000	25,039
Teva Pharmaceutical Finance III LLC 3.000%, 06/15/15	30,000	31,414
Total Pharmaceuticals		56,453
Property & Casualty 1.6%
ACE INA Holdings, Inc. 5.700%, 02/15/17	30,000	35,029
Berkshire Hathaway, Inc. 1.900%, 01/31/17	10,000	10,356
Liberty Mutual Group, Inc. 4.950%, 05/01/22	20,000	22,262
Willis North America, Inc. 7.000%, 09/29/19	15,000	17,915
Total Property & Casualty		85,562
Railroads 1.6%
Burlington Northern Santa Fe LLC 5.650%, 05/01/17	30,000	35,156
Canadian Pacific Railway Co. 6.500%, 05/15/18	10,000	12,113
CSX Corp. 7.375%, 02/01/19	30,000	38,393
Total Railroads		85,662
REITs 0.4%
Boston Properties LP 4.125%, 05/15/21	5,000	5,540
Duke Realty LP 6.750%, 03/15/20	5,000	6,164
Simon Property Group LP 2.150%, 09/15/17	10,000	10,381
Total REITs		22,085
Restaurants 0.2%
McDonald's Corp. 2.625%, 01/15/22	10,000	10,323
Retailers 0.6%
AutoZone, Inc. 5.750%, 01/15/15	30,000	32,443
Supermarkets 0.1%
Safeway, Inc. 4.750%, 12/01/21	3,000	3,284

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Core Bond ETF

April 30, 2013 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Supranational 1.0%
European Investment Bank 5.125%, 05/30/17	25,000	29,339
International Finance Corp. 3.000%, 04/22/14	25,000	25,679
Total Supranational		55,018
Technology 3.4%
Apple, Inc. 2.400%, 05/03/23	15,000	14,980
Cisco Systems, Inc. 4.450%, 01/15/20	30,000	34,944
Hewlett-Packard Co. 0.687%, 05/30/14(b)	15,000	14,960
Intel Corp. 3.300%, 10/01/21	25,000	26,616
Jabil Circuit, Inc. 7.750%, 07/15/16	30,000	34,725
Oracle Corp. 6.500%, 04/15/38	30,000	41,227
Xerox Corp. 1.110%, 05/16/14(b)	15,000	14,980
Total Technology		182,432
Transportation Services 0.2%
ERAC USA Finance LLC 5.625%, 03/15/42	10,000	11,449
Wireless 0.4%
American Tower Corp. 5.050%, 09/01/20	20,000	22,573
Wirelines 1.6%
AT&T, Inc. 1.700%, 06/01/17	10,000	10,167
5.800%, 02/15/19	30,000	36,474
Telecom Italia Capital SA 6.175%, 06/18/14	10,000	10,502
Verizon Communications, Inc. 6.350%, 04/01/19	20,000	24,792
Total Wirelines		81,935
Total Corporate Bonds (Cost $1,895,699)		2,045,384
U.S. Treasury Obligations 18.5%
U.S. Treasury Note 9.2%
0.125%, 12/31/13	95,000	95,004
0.250%, 02/15/15	125,000	125,093
1.000%, 11/30/19	175,000	174,877
1.625%, 08/15/22	20,000	20,058
7.500%, 11/15/24	45,000	71,620
Total U.S. Treasury Note		486,652
Issuer	Principal Amount ($)	Value ($)
U.S. Treasury Bond 8.3%
2.750%, 08/15/42	15,000	14,566
4.375%, 02/15/38	75,000	97,371
4.375%, 05/15/41	75,000	97,969
5.000%, 05/15/37	40,000	56,456
5.250%, 11/15/28	90,000	124,903
5.375%, 02/15/31	35,000	50,017
Total U.S. Treasury Bond		441,282
U.S. Treasury Inflation Indexed Note-1.0%
0.125%, 04/15/16	50,000	54,966
Total U.S. Treasury Obligations (Cost $933,721)		982,900
Asset-Backed Securities — Non-Agency 3.6%
BMW Vehicle Owner Trust 0.760%, 08/25/15	20,907	20,965
Honda Auto Receivables Owner Trust 1.980%, 05/23/16	12,428	12,439
Hyundai Auto Receivables Trust 2.450%, 12/15/16	25,000	25,463
Mercedes-Benz Auto Receivables Trust 2.140%, 08/15/16	25,000	25,159
Nissan Auto Receivables Owner Trust 0.870%, 07/15/14	4,499	4,503
Small Business Administration Participation Certificates 3.920%, 10/01/29	37,091	40,767
Smart Trust/Australia 0.840%, 09/14/16	13,000	13,006
Toyota Auto Receivables Owner Trust 0.750%, 02/16/16	12,000	12,049
0.980%, 10/15/14	9,673	9,689
Volkswagen Auto Loan Enhanced Trust 1.980%, 09/20/17	25,000	25,514
Total Asset Backed Securities — Non-Agency (Cost $184,376)		189,554
Municipal Bonds 2.1%
California 0.6%
State of California 7.550%, 04/01/39	20,000	30,014
Illinois 1.0%
Metropolitan Water Reclamation District of Greater Chicago 5.720%, 12/01/38	30,000	39,608
State of Illinois 5.877%, 03/01/19	10,000	11,522
Total Illinois		51,130

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Core Bond ETF

April 30, 2013 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Ohio 0.5%
Bowling Green State University Revenue Bonds 5.080%, 06/01/18	20,000	22,923
JobsOhio Beverage System Series B Revenue Bonds 3.235%, 01/01/23	5,000	5,196
Total Ohio		28,119
Total Municipal Bonds (Cost $91,741)		109,263
Mortgage-Backed Securities 1.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49	25,000	28,468
Greenwich Capital Commercial Funding Corp. 5.444%, 03/10/39	25,000	28,573
Morgan Stanley Capital I 5.150%, 06/13/41	8,090	8,099
Wachovia Bank Commercial Mortgage Trust 5.466%, 12/15/44(b)	18,000	19,761
Total Mortgage Backed Securities (Cost $83,207)		84,901
Issuer	Principal Amount ($)	Value ($)
Foreign Government Obligations 0.4%
Brazilian Government International Bond-0.2% 7.875%, 03/07/15	10,000	11,265
Mexico Government International Bond-0.2% 3.625%, 03/15/22	8,000	8,720
Total Foreign Government Obligations (Cost $19,861)		19,985

Short Term Investment 10.9%

	Shares	Value ($)
Money Market Fund 10.9%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $577,551)	577,551	577,551
Total Investments 114.2% (Cost $5,776,068)		6,060,494
Liabilities in Excess of Other Assets (14.2)%		(755,323)
Net Assets 100.0%		5,305,171

(a)  Represents a security purchased on a when-issued or delayed delivery basis.

(b)  Variable rate security. The interest rate shown reflects the rate as of April 30, 2013.

†  Represents average annualized seven-day yield as of April 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Core Bond ETF

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$2,050,956	$—	$2,050,956
Corporate Bonds	—	2,045,384	—	2,045,384
U.S. Treasury Obligations	982,900	—	—	982,900
Asset-Backed Securities — Non-Agency	—	189,554	—	189,554
Municipal Bonds	—	109,263	—	109,263
Mortgage-Backed Securities	—	84,901	—	84,901
Foreign Government Obligations	—	19,985	—	19,985
Money Market Fund	577,551	—	—	577,551
Total	$1,560,451	$4,500,043	$—	$6,060,494

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments

Columbia Intermediate Municipal Bond ETF

April 30, 2013 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Municipal Bonds 97.9%
Alaska 4.2%
Alaska Industrial Development & Export Authority Revolving Fund Series A Revenue Bonds 5.000%, 04/01/19	100,000	120,779
North Slope Borough of Alaska Series A
5.000%, 06/30/15	100,000	109,662
5.000%, 06/30/17	100,000	116,911
Total Alaska		347,352
Arizona 3.1%
City of Scottsdale 5.000%, 07/01/24	210,000	258,418
California 12.3%
California Health Facilities Financing Authority Revenue Scripps Health Series A Revenue Bonds 5.000%, 11/15/24	200,000	240,906
California State Economic Recovery Series A 5.000%, 07/01/22	100,000	112,736
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation Revenue Bonds 5.000%, 06/01/20	200,000	243,884
San Diego Public Facilities Financing Authority Sewer Revenue Series A Revenue Bonds 5.000%, 05/15/24	150,000	177,756
State of California 5.000%, 02/01/27	200,000	234,432
Total California		1,009,714
Colorado 2.7%
Colorado Department of Transportation Series B Revenue Bonds 5.500%, 06/15/15	100,000	110,745
Denver Colorado City & County Airport Revenue System Series A Revenue Bonds 5.000%, 11/15/23	100,000	112,226
Total Colorado		222,971
Issuer	Principal Amount ($)	Value ($)
Connecticut 2.2%
City of New Haven 5.000%, 11/01/18	150,000	176,400
Florida 6.6%
Citizens Property Insurance Corp. Revenue Bonds 5.500%, 06/01/17	150,000	176,059
Orange County School Board Series B 5.000%, 08/01/26	100,000	118,162
Orlando Utilities Commission Utility System Revenue Series B Revenue Bonds 5.000%, 10/01/23	100,000	119,114
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group Revenue Bonds 5.000%, 08/15/14	125,000	132,593
Total Florida		545,928
Guam 1.5%
Guam Power Authority Revenue Revenue Bonds 5.000%, 10/01/24*	100,000	120,700
Hawaii 1.4%
State of Hawaii 5.000%, 11/01/16	100,000	115,341
Illinois 4.3%
City of Chicago Waterworks Revenue Revenue Bonds 5.000%, 11/01/25	200,000	241,056
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A Revenue Bonds 5.500%, 08/15/24	100,000	111,664
Total Illinois		352,720
Indiana 1.4%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group Series B Revenue Bonds 5.000%, 02/15/16	100,000	112,162
Iowa 1.3%
Iowa Student Loan Liquidity Corp. Series A-1 Revenue Bonds 3.875%, 12/01/16	100,000	108,102

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2013 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Maryland 5.0%
County of Howard 5.000%, 02/15/21	150,000	174,253
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital Series A Revenue Bonds 5.000%, 07/01/21	200,000	238,202
Total Maryland		412,455
Massachusetts 1.4%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B Revenue Bonds 4.750%, 09/01/23	100,000	116,742
Michigan 2.9%
Michigan Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds 5.000%, 10/01/24	200,000	234,466
Missouri 2.2%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Series A Revenue Bonds 5.000%, 01/01/16	165,000	182,386
Nevada 2.0%
County of Clark Highway Improvement Revenue Motor Vehicle Fuel Tax Revenue Bonds 5.000%, 07/01/19	135,000	163,675
New Jersey 7.3%
New Jersey Economic Development Authority Revenue School Facilities Construction Series EE Revenue Bonds 5.000%, 09/01/23	165,000	197,251
New Jersey Transportation Trust Fund Authority Transportation Program Series AA Revenue Bonds 4.000%, 06/15/27	150,000	161,036
New Jersey Transportation Trust Fund Authority Transportation System Series A Revenue Bonds 5.500%, 12/15/15	100,000	112,953
Issuer	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority Transportation System Series B Revenue Bonds 5.500%, 12/15/19	100,000	125,038
Total New Jersey		596,278
New Mexico 1.4%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund Series C Revenue Bonds 5.250%, 06/15/18	100,000	116,851
New York 8.2%
Metropolitan Transportation Authority Revenue Series E Revenue Bonds 5.000%, 11/15/28	100,000	117,121
Metropolitan Transportation Authority Revenue Transporation System Series B Revenue Bonds 5.000%, 11/15/20	175,000	213,931
New York City General Obligation Series C 5.000%, 08/01/15	100,000	110,206
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A Revenue Bonds 5.000%, 03/15/18	100,000	119,606
New York State Thruway Authority Series H Revenue Bonds 5.000%, 01/01/22	100,000	116,216
Total New York		677,080
North Carolina 2.1%
Charlotte, North Carolina Airport Revenue Series B Revenue Bonds 5.000%, 07/01/16	150,000	169,702
Ohio 2.7%
American Municipal Power, Inc. Revenue Praire State Energy Campus PJ Series A Revenue Bonds 5.000%, 02/15/31	200,000	223,280

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2013 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Oklahoma 1.4%
Oklahoma Municipal Power Authority Supply Systems Revenue Series A Revenue Bonds 5.000%, 01/01/23	100,000	118,504
Oregon 1.7%
City of Salem 5.000%, 06/01/16	125,000	141,936
Texas 7.8%
Dallas/Fort Worth International Airport Series B Revenue Bonds 5.000%, 11/01/28	100,000	114,213
Harris Country, Texas Series C Revenue Bonds 5.000%, 08/15/22	100,000	120,130
Leander Independent School District 5.250%, 08/15/17	100,000	119,164
Lower Colorado River Authority Texas Revenue Revenue Bonds 5.000%, 05/15/22	100,000	117,209
North Texas Tollway Authority Revenue Specials Projects System Series A Revenue Bonds 5.000%, 09/01/30	150,000	174,741
Total Texas		645,457
Virgin Islands 2.6%
Virgin Islands Public Finance Authority Revenue Bonds 4.000%, 10/01/22*	200,000	215,224
Washington 6.8%
Energy Northwest Washington Electric Revenue Columbia Generating Series A Revenue Bonds 5.000%, 07/01/22	185,000	209,246
Issuer	Principal Amount ($)	Value ($)
Energy Northwest Washington Electric Revenue Columbia Station Series A Revenue Bonds 5.000%, 07/01/22	75,000	92,965
FYI Properties Washington Lease Revenue Washington State District Project Revenue Bonds 5.000%, 06/01/22	100,000	115,929
Port of Seattle Washington Revenue Authority Revenue Bonds 5.500%, 09/01/20	115,000	142,125
Total Washington		560,265
Wisconsin 1.4%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc. Series A Revenue Bonds 5.250%, 04/15/24	100,000	114,545
Total Municipal Bonds (Cost $7,538,206)		8,058,654

Short Term Investment 1.0%

	Shares	Value ($)
Money Market Fund 1.0%
Dreyfus Tax Exempt Cash Management Institutional Fund 0.00%† (Cost $82,514)	82,514	82,514
Total Investments 98.9% (Cost $7,620,720)		8,141,168
Other Assets in Excess of Liabilities 1.1%		90,695
Net Assets 100.0%		8,231,863

†  Represents average annualized seven-day yield as of April 30, 2013.

*  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2013, the value of these securities amounted to $335,924 or 4.08% of net assets.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Portfolio of Investments (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$8,058,654	$—	$8,058,654
Money Market Fund	82,514	—	—	82,514
Total	$82,514	$8,058,654	$—	$8,141,168

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Columbia Large Cap Growth ETF	Columbia Select Large Cap Growth ETF	Columbia Select Large Cap Value ETF	Columbia Core Bond ETF	Columbia Intermediate Municipal Bond ETF
Assets:
Investments, at cost:	$1,385,628	$6,779,990	$3,063,217	$5,776,068	$7,620,720
Investments, at fair value (Note 2)	$1,686,708	$8,445,433	$3,541,638	$6,060,494	$8,141,168
Receivables:
Due from investment manager	11,791	9,278	12,594	11,942	12,719
Dividends and interest receivable	996	2,892	4,219	37,043	106,743
Prepaid expenses	8,096	15,452	6,308	8,286	8,312
Total Assets	1,707,591	8,473,055	3,564,759	6,117,765	8,268,942
Liabilities:
Payables:
Advisory fees	1,053	5,318	2,196	2,174	3,236
Trustee fees	2,646	2,605	2,997	2,742	2,852
Investment securities purchased	—	—	—	101,585	—
Investment securities purchased on a delayed delivery basis	—	—	—	673,079	—
Other accrued expenses	9,930	27,953	21,102	33,014	30,991
Total Liabilities	13,629	35,876	26,295	812,594	37,079
Net Assets	$1,693,962	$8,437,179	$3,538,464	$5,305,171	$8,231,863
Net Assets Consist of:
Paid-in capital	$1,369,498	$7,207,749	$3,052,372	$5,018,858	$7,689,643
Undistributed (accumulated) net investment income (loss)	1,783	(7,059)	(18,204)	2,651	28,666
Undistributed (accumulated) net realized gain (loss) on investments	21,601	(428,954)	25,875	(764)	(6,894)
Net unrealized appreciation on investments	301,080	1,665,443	478,421	284,426	520,448
Net Assets	$1,693,962	$8,437,179	$3,538,464	$5,305,171	$8,231,863
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	50,010	250,010	100,022	100,010	150,010
Net asset value, per share	$33.87	$33.75	$35.38	$53.05	$54.88

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Statements of Operations

For the Period Ended April 30, 2013 (Unaudited)

	Columbia Large Cap Growth ETF	Columbia Select Large Cap Growth ETF	Columbia Select Large Cap Value ETF	Columbia Core Bond ETF	Columbia Intermediate Municipal Bond ETF
Investment Income:
Dividend income*	$14,951	$54,970	$44,437	$—	$—
Interest income	—	—	—	65,255	121,301
Total investment income	14,951	54,970	44,437	65,255	121,301
Expenses:
Administration fees	37,192	37,192	37,192	37,192	37,192
Insurance fees	8,438	9,544	8,274	8,607	8,715
Professional fees	8,044	9,403	9,095	11,032	10,762
Exchange listing fees	6,695	6,695	6,695	3,720	3,720
Advisory fees	6,121	30,444	12,561	13,116	19,554
Transfer agent fees	5,951	5,951	5,951	5,951	5,951
Shareholder reporting fees	2,838	8,030	4,357	6,067	8,257
Trustees fees	2,196	2,221	2,735	2,329	2,454
Custody fees	1,440	1,820	133	2,743	418
Pricing fees	594	1,682	397	19,837	12,499
Other	1,044	953	1,546	899	1,001
Total Expenses	80,553	113,935	88,936	111,493	110,523
Less expense waivers/reimbursements	(74,182)	(81,719)	(75,628)	(98,370)	(90,559)
Net Expenses	6,371	32,216	13,308	13,123	19,964
Net Investment Income	8,580	22,754	31,129	52,132	101,337
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	55,654	222,600	28,132	3,793	(6,894)
Change in net unrealized appreciation (depreciation) on investments	116,857	869,935	456,632	(11,866)	15,925
Net realized and unrealized gain (loss) on investments	172,511	1,092,535	484,764	(8,073)	9,031
Net increase in net assets resulting from operations	$181,091	$1,115,289	$515,893	$44,059	$110,368
* Net of foreign taxes withheld of:	169	600	—	—	—

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Statements of Changes in Net Assets

	Columbia Large Cap Growth ETF		Columbia Select Large Cap Growth ETF		Columbia Select Large Cap Value ETF
	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$8,580	$7,169	$22,754	$(11,375)	$31,129	$45,845
Net realized gain (loss) on investments	55,654	(40,100)	222,600	(590,703)	28,132	17,998
Net change in unrealized appreciation (depreciation) on investments	116,857	209,833	869,935	909,265	456,632	358,035
Net increase in net assets resulting from operations	181,091	176,902	1,115,289	307,187	515,893	421,878
Distributions to Shareholders from:
Net investment income	(17,513)	—	(12,028)	—	(48,142)	(39,691)
Net realized gain	—	(196,999)	—	(781,874)	(17,649)	(340,661)
Total distributions	(17,513)	(196,999)	(12,028)	(781,874)	(65,791)	(380,352)
Shareholder Transactions:
Proceeds from shares sold	—	—	—	1,452,518	—	—
Cost of shares redeemed	—	—	—	(2,858,720)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	—	—	—	(1,406,202)	—	—
Increase (decrease) in net assets	163,578	(20,097)	1,103,261	(1,880,889)	450,102	41,526
Net Assets:
Beginning of period	1,530,384	1,550,481	7,333,918	9,214,807	3,088,362	3,046,836
End of period	$1,693,962	$1,530,384	$8,437,179	$7,333,918	$3,538,464	$3,088,362
Including undistributed net investment income (loss) as follows:	$1,783	$10,716	$(7,059)	$(17,785)	$(18,204)	$(1,191)
Changes in Shares Outstanding:
Shares outstanding, beginning of period	50,010	50,010	250,010	300,010	100,022	100,022
Shares sold	—	—	—	50,000	—	—
Shares redeemed	—	—	—	(100,000)	—	—
Shares outstanding, end of period	50,010	50,010	250,010	250,010	100,022	100,022

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Statements of Changes in Net Assets (continued)

	Columbia Core Bond ETF		Columbia Intermediate Municipal Bond ETF
	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Year Ended October 31, 2012
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$52,132	$119,311	$101,337	$170,108
Net realized gain (loss) on investments	3,793	45,281	(6,894)	5,235
Net change in unrealized appreciation (depreciation) on investments	(11,866)	128,369	15,925	290,826
Net increase in net assets resulting from operations	44,059	292,961	110,368	466,169
Distributions to Shareholders from:
Net investment income	(63,127)	(135,558)	(97,088)	(165,748)
Net realized gain	(29,441)	(92,623)	(2,646)	—
Total distributions	(92,568)	(228,181)	(99,734)	(165,748)
Shareholder Transactions:
Proceeds from shares sold	—	—	—	2,704,601
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	—	—	—	2,704,601
Increase (decrease) in net assets	(48,509)	64,780	10,634	3,005,022
Net Assets:
Beginning of period	5,353,680	5,288,900	8,221,229	5,216,207
End of period	$5,305,171	$5,353,680	$8,231,863	$8,221,229
Including undistributed net investment income (loss) as follows:	$2,651	$13,646	$28,666	$24,417
Changes in Shares Outstanding:
Shares outstanding, beginning of period	100,010	100,010	150,010	100,010
Shares sold	—	—	—	50,000
Shares redeemed	—	—	—	—
Shares outstanding, end of period	100,010	100,010	150,010	150,010

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Financial Highlights

Columbia Large Cap Growth ETF

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period October 2, 2009(1) Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$30.60		$31.00	$29.56	$25.12	$25.00
Net investment income (loss)(2)	0.17		0.14	(0.02)	(0.05)	—	(3)
Net realized and unrealized gain on investments	3.45		3.40	1.46	4.64	0.12
Net increase in net assets resulting from operations	3.62		3.54	1.44	4.59	0.12
Less Distributions from:
Net investment income	(0.35)		—	—	(0.06)	—
Net realized gains	—		(3.94)	—	(0.09)	—
Total distribution to shareholders	(0.35)		(3.94)	—	(0.15)	—
Net asset value, end of period	$33.87		$30.60	$31.00	$29.56	$25.12
Total Return at NAV(4)	11.94%		13.31%	4.87%	18.29%	0.48%
Total Return at Market(4)	22.10%		5.10%	3.25%	18.24%	0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's omitted)	$1,694		$1,530	$1,550	$4,434	$2,513
Ratios to average net assets of:
Expenses, net of expense waivers	0.80	%(5)	0.84%	0.89%	0.89%	0.89	%(5)
Expenses, prior to expense waivers	10.13	%(5)	11.56%	6.95%	4.52%	17.21	%(5)
Net investment income (loss), net of waivers	1.08	%(5)	0.48%	(0.07)%	(0.18)%	(0.10	)%(5)
Portfolio turnover rate(6)	36	%(7)	112%	110%	45%	11	%(7)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Rounds to less than $0.01 per share.

(4)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

(5)  Annualized.

(6)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(7)  Not annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Financial Highlights

Columbia Select Large Cap Growth ETF

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period October 2, 2009(1) Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$29.33		$30.71	$29.62	$25.09	$25.00
Net investment income (loss)(2)	0.09		(0.04)	(0.11)	(0.06)	—	(3)
Net realized and unrealized gain on investments	4.38		1.27	1.20	4.73	0.09
Net increase in net assets resulting from operations	4.47		1.23	1.09	4.67	0.09
Less Distributions from:
Net investment income	(0.05)		—	—	(0.04)	—
Net realized gains	—		(2.61)	—	(0.10)	—
Total distribution to shareholders	(0.05)		(2.61)	—	(0.14)	—
Net asset value, end of period	$33.75		$29.33	$30.71	$29.62	$25.09
Total Return at NAV(4)	15.25%		4.77%	3.68%	18.64%	0.36%
Total Return at Market(4)	25.12%		(3.51)%	3.82%	18.31%	0.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's omitted)	$8,437		$7,334	$9,215	$8,887	$2,509
Ratios to average net assets of:
Expenses, net of expense waivers	0.81	%(5)	0.85%	0.89%	0.89%	0.89	%(5)
Expenses, prior to expense waivers	2.88	%(5)	3.11%	3.61%	3.57%	17.36	%(5)
Net investment income (loss), net of waivers	0.58	%(5)	(0.15)%	(0.34)%	(0.22)%	(0.08	)%(5)
Portfolio turnover rate(6)	17	%(7)	58%	127%	51%	6	%(7)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Rounds to less than $0.01 per share.

(4)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

(5)  Annualized.

(6)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(7)  Not annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Financial Highlights

Columbia Select Large Cap Value ETF

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period May 1, 2009(1) Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$30.88		$30.46	$33.38	$30.33	$25.00
Net investment income(2)	0.31		0.46	0.45	0.46	0.22
Net realized and unrealized gain on investments	4.85		3.76	0.37 (3)	4.26	5.11
Net increase in net assets resulting from operations	5.16		4.22	0.82	4.72	5.33
Less Distributions from:
Net investment income	(0.48)		(0.39)	(0.56)	(0.94)	—
Net realized gains	(0.18)		(3.41)	(3.18)	(0.73)	—
Total distribution to shareholders	(0.66)		(3.80)	(3.74)	(1.67)	—
Net asset value, end of period	$35.38		$30.88	$30.46	$33.38	$30.33
Total Return at NAV(4)	17.00%		15.50%	2.03%	15.99%	21.32%
Total Return at Market(4)	16.86%		15.76%	1.86%	16.30%	21.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's omitted)	$3,538		$3,088	$3,047	$1,670	$3,034
Ratios to average net assets of:
Expenses, net of expense waivers	0.82	%(5)	0.81%	0.79%	0.79%	0.79	%(5)
Expenses, prior to expense waivers	5.45	%(5)	6.26%	9.25%	8.43%	12.10	%(5)
Net investment income, net of waivers	1.91	%(5)	1.55%	1.43%	1.44%	1.62	%(5)
Portfolio turnover rate(6)	4	%(7)	12%	143%	16%	18	%(7)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(4)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

(5)  Annualized.

(6)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(7)  Not annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Financial Highlights

Columbia Core Bond ETF

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Period January 29, 2010(1) Through October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$53.53		$52.88	$52.52	$50.00
Net investment income(2)	0.52		1.19	1.65	1.39
Net realized and unrealized gain (loss) on investments	(0.07)		1.74	0.92	2.37
Net increase in net assets resulting from operations	0.45		2.93	2.57	3.76
Less Distributions from:
Net investment income	(0.64)		(1.35)	(1.83)	(1.24)
Net realized gains	(0.29)		(0.93)	(0.38)	—
Total distribution to shareholders	(0.93)		(2.28)	(2.21)	(1.24)
Net asset value, end of period	$53.05		$53.53	$52.88	$52.52
Total Return at NAV(3)	0.85%		5.73%	5.12%	7.62%
Total Return at Market(3)	(1.11)%		5.73%	8.16%	6.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's omitted)	$5,305		$5,354	$5,289	$2,626
Ratios to average net assets of:
Expenses, net of expense waivers	0.50	%(4)	0.40%	0.35%	0.35	%(4)
Expenses, prior to expense waivers	4.25	%(4)	4.71%	5.77%	6.35	%(4)
Net investment income, net of waivers	1.99	%(4)	2.26%	3.19%	3.60	%(4)
Portfolio turnover rate(5)	87	%(6)	176%	116%	123	%(6)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

(4)  Annualized.

(5)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)  Not annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Financial Highlights

Columbia Intermediate Municipal Bond ETF

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Period January 29, 2010(1) Through October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$54.80		$52.16	$51.71	$50.00
Net investment income(2)	0.68		1.36	1.38	1.09
Net realized and unrealized gain on investments	0.06		2.65	0.76	1.66
Net increase in net assets resulting from operations	0.74		4.01	2.14	2.75
Less Distributions from:
Net investment income	(0.64)		(1.37)	(1.35)	(1.04)
Net realized gains	(0.02)		—	(0.34)	—
Total distribution to shareholders	(0.66)		(1.37)	(1.69)	(1.04)
Net asset value, end of period	$54.88		$54.80	$52.16	$51.71
Total Return at NAV(3)	1.37%		7.77%	4.29%	5.56%
Total Return at Market(3)	0.98%		7.97%	4.43%	5.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's omitted)	$8,232		$8,221	$5,216	$2,586
Ratios to average net assets of:
Expenses, net of expense waivers	0.49	%(4)	0.42%	0.35%	0.35	%(4)
Expenses, prior to expense waivers	2.71	%(4)	3.48%	5.53%	5.59	%(4)
Net investment income, net of waivers	2.49	%(4)	2.53%	2.69%	2.84	%(4)
Portfolio turnover rate(5)	5	%(6)	5%	6%	92	%(6)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

(4)  Annualized.

(5)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)  Not annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2013

Columbia ETF Trust

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia ETF Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds):

Fund Name	Former Fund Name

Columbia Large Cap Growth ETF	Columbia Growth Equity Strategy Fund
Columbia Select Large Cap Growth ETF	Columbia Large-Cap Growth Equity Strategy Fund
Columbia Select Large Cap Value ETF	Columbia Concentrated Large Cap Value Strategy Fund
Columbia Core Bond ETF	Columbia Core Bond Strategy Fund
Columbia Intermediate Municipal Bond ETF	Columbia Intermediate Municipal Bond Strategy Fund

Effective March 1, 2013, for Columbia Large-Cap Growth Equity Strategy Fund, Columbia Concentrated Large Cap Value Strategy Fund, Columbia Core Bond Strategy Fund and Columbia Intermediate Municipal Bond Strategy Fund and effective March 25, 2013, for Columbia Growth Equity Strategy Fund, each Fund presented in these financial statements was renamed as disclosed above.

Each Fund currently operates as a diversified fund with the exception of Columbia Select Large Cap Growth ETF, which is a non-diversified fund.

Fund Shares

Each Fund issues and redeems shares on a continuous basis at the Net Asset Value (NAV) only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Funds are issued and redeemed in-kind for investment securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.

The Funds may impose a Creation Transaction Fee on purchases of Creation Units. The Creation Transaction Fee, which is paid to the affected Fund, is designed to protect existing shareholders of that Fund from the costs associated with issuing Creation Units. Each Fund charges a fixed transaction fee for each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee of up to 2.00% of each Creation Unit purchased or redeemed is applicable for Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF. Each Fund may also impose a Redemption Transaction Fee on the redemption of Creation Units. The Redemption Transaction Fee, which is charged at the same rate as the Creation Transaction Fee, including, as applicable, a variable transaction fee, is paid to the affected Fund and is designed to protect existing shareholders of that Fund from the costs associated with redeeming Creation Units.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading

Semiannual Report 2013

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Delayed Delivery Securities

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

Columbia Core Bond ETF may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Certain Funds may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Semiannual Report 2013

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of Net Asset Value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly for Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF. Distributions from net investment income are declared and paid annually for each of the remaining Funds. Net realized capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (Columbia or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's average daily net assets increase:

	Fee Range
Columbia Large Cap Growth ETF	0.77	% - 0.58%
Columbia Select Large Cap Growth ETF	0.77	% - 0.58%
Columbia Select Large Cap Value ETF	0.77	% - 0.58%
Columbia Core Bond ETF	0.50	% - 0.34%
Columbia Intermediate Municipal Bond ETF	0.48	% - 0.29%

Semiannual Report 2013

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

The annualized effective investment management fee rate, as a percentage of each Fund's average daily net assets, for the six months ended April 30, 2013, was as follows:

Effective Fee Rate
Columbia Large Cap Growth ETF	0.77%
Columbia Select Large Cap Growth ETF	0.77%
Columbia Select Large Cap Value ETF	0.77%
Columbia Core Bond ETF	0.50%
Columbia Intermediate Municipal Bond ETF	0.48%

Other Expenses

Other expenses are for, among other things, certain expenses of the Funds or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended April 30, 2013, other expenses paid to this company were as follows:

Columbia Large Cap Growth ETF	$499
Columbia Select Large Cap Growth ETF	506
Columbia Select Large Cap Value ETF	501
Columbia Core Bond ETF	503
Columbia Intermediate Municipal Bond ETF	506

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statements of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Funds, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan.

Distribution and Service Fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (the Service Providers) at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board, however, and there are no current plans to impose these fees.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and/or certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed, do not exceed the following annual rates as a percentage of the respective Fund's average daily net assets:

	March 1, 2013 Through February 28, 2014	Prior to March 1, 2013
Columbia Large Cap Growth ETF	0.86%	0.77%
Columbia Select Large Cap Growth ETF	0.86%	0.79%
Columbia Select Large Cap Value ETF	0.79%	0.83%
Columbia Core Bond ETF	0.56%	0.47%
Columbia Intermediate Municipal Bond ETF	0.51%	0.48%

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses of the Fund. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2013

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

At April 30, 2013, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Large Cap Growth ETF	$1,385,628	$313,939	$(12,859)	$301,080
Columbia Select Large Cap Growth ETF	6,779,990	1,861,603	(196,160)	1,665,443
Columbia Select Large Cap Value ETF	3,063,217	584,671	(106,250)	478,421
Columbia Core Bond ETF	5,776,068	287,336	(2,910)	284,426
Columbia Intermediate Municipal Bond ETF	7,620,720	524,802	(4,354)	520,448

The following capital loss carryforwards, determined as of October 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Unlimited Short-Term	Unlimited Long-Term	Total
Columbia Large Cap Growth ETF	$25,566	$—	$25,566
Columbia Select Large Cap Growth ETF	504,624	109,202	613,826

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds have elected to treat the following late year ordinary losses at October 31, 2012, as arising on November 1, 2012:

Late year Ordinary Losses
Columbia Select Large Cap Growth ETF	$16,043

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the six months ended April 30, 2013, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Large Cap Growth ETF	$—	$—	$568,951	$581,559
Columbia Select Large Cap Growth ETF	—	—	1,542,101	1,359,824
Columbia Select Large Cap Value ETF	—	—	122,620	144,458
Columbia Core Bond ETF	4,670,540	4,370,651	100,515	207,700
Columbia Intermediate Municipal Bond ETF	—	—	601,030	368,211

Note 6. Significant Risks

Technology and Technology-related Investment Risk

Columbia Large Cap Growth ETF and Columbia Select Large Cap Growth ETF invested a substantial portion of their assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Consumer Discretionary Risk

Columbia Select Large Cap Growth ETF's portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Health Care Sector Risk

Columbia Select Large Cap Growth ETF's portfolio managers may invest significantly in issuers operating in the health care sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Non-Diversification Risk

Columbia Select Large Cap Growth ETF is non-diversified. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. This Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Financial Sector Risk

Columbia Select Large Cap Value ETF's portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular

Semiannual Report 2013

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

High Yield Securities Risk

Columbia Core Bond ETF may invest in high-yield fixed income securities, which may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Core Bond ETF to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Core Bond ETF to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased

Semiannual Report 2013

Columbia ETF Trust

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia ETF Trust

Approval of Investment Management Services
Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of Columbia Core Bond ETF, Columbia Intermediate Municipal Bond ETF, Columbia Large Cap Growth ETF, Columbia Select Large Cap Growth ETF, and Columbia Select Large Cap Value ETF (each a Fund, together the ETF Funds). Under an investment management services agreement with respect to each Fund (each, an IMS Agreement), Columbia Management provides investment advice and other services to the ETF Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, each Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of each IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm (the Independent Consultant) to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of each IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the organization and strength of each Fund and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under each IMS Agreement and each Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed

Semiannual Report 2013

Columbia ETF Trust

Approval of Investment Management Services
Agreement (continued)

the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each of the ETF Funds.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each of the ETF Funds. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Fund, the performance of a benchmark index, the percentage ranking of each Fund among its comparison group and the net assets of each Fund. The Board observed that: (i) for Columbia Large Cap Growth ETF and Columbia Select Large Cap Value ETF, each Fund's investment performance met expectations; and (ii) that for Columbia Large Cap Growth ETF, Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF, each Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with each Fund

The Board reviewed comparative fees and the costs of services to be provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each of the ETF Funds' expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each Fund's contribution to Columbia Management's profitability. The Board observed that each Fund's net expenses ratio equaled the expense ratio of Class I of its retail Fund counterpart and, thus, was in line with the expense ratio of comparable retail open-end funds. The Board observed management's representation that the Lipper peer universes for actively-managed ETFs were not sufficiently developed and/or comparable so as to utilize them as expense peers for the ETF Funds; thus, the appropriate Lipper peer universe for each Fund was the more appropriate peer universe of its counterpart retail Fund.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the ETF Funds is no higher than the median expense ratio of funds in the same comparison universe of the Fund's corresponding retail Fund). The Board took into account that each ETF Fund's total expense ratio (after considering proposed expense caps/waivers) approximated such Fund's corresponding retail Fund's peer universe's median expense ratio. Based on its review, the Board concluded that each Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the ETF Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive

Semiannual Report 2013

Columbia ETF Trust

Approval of Investment Management Services
Agreement (continued)

compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as each of the ETF Funds grows and took note of the extent to which each Fund's shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement with respect to each of the ETF Funds.

Semiannual Report 2013

Columbia ETF Trust

Shareholder Meeting Results

(Unaudited)

Columbia ETF Trust
Special Meeting of Shareholders Held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the "Meeting"), shareholders of Columbia ETF Trust elected each of the nominees for trustees to the Board of Trustees of Columbia ETF Trust. The votes cast for or withheld as well as the number of abstentions and broker non-votes as to the proposal are set forth below.

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Edward J. Boudreau, Jr.	518,802	6,663	0	0
William P. Carmichael	518,802	6,663	0	0
William A. Hawkins	518,802	6,663	0	0
R. Glenn Hilliard	518,771	6,694	0	0
Anthony M. Santomero	518,802	6,663	0	0
Minor M. Shaw	518,802	6,663	0	0

The other members of the Board of Trustees at the time of the Meeting, namely, Kathleen Blatz, Pamela G. Carlton, Patricia M. Flynn, Stephen R. Lewis, Jr., Catherine James Paglia, Leroy C. Richie, Alison Taunton-Rigby and William F. Truscott, continued to serve as Trustees.

Semiannual Report 2013

This page intentionally left blank.

Semiannual Report 2013

Columbia ETF Trust

Important Information About This Report

Proxy Voting Policies, Procedures and Record

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (800) 774-3768. This information is also available on the Securities and Exchange Commission's ("SEC") website at sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Semiannual Report 2013

Columbia ETF Trust

225 Franklin Street
Boston, MA 02110

columbiamanagementetf.com

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus, which contains this and other important information about the ETFs, visit columbiamanagementetf.com. Read the prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR146_10_C01_(06/13)

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Columbia ETF Trust

By:	/s/ J. Kevin Connaughton

J. Kevin Connaughton, President and Principal Executive Officer

Date: June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: Columbia ETF Trust

By:	/s/ J. Kevin Connaughton

J. Kevin Connaughton, President and Principal Executive Officer

Date: June 21, 2013

By:	/s/ Michael G. Clarke

Michael G. Clarke, Treasurer and Chief Financial Officer

Date: June 21, 2013